Annual Fund Operating Expenses - Prospectus #1	Oct. 31, 2020
Eaton Vance Government Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.24%	[1]
Total Annual Fund Operating Expenses	1.14%
Expense Reimbursement (2)(3)	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%
Eaton Vance Government Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.24%	[1]
Total Annual Fund Operating Expenses	1.89%
Expense Reimbursement (2)(3)	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.83%
Eaton Vance Government Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.24%	[1]
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement (2)(3)	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%
Eaton Vance Government Opportunities Fund | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses(1)	0.24%	[1]
Total Annual Fund Operating Expenses	1.39%
Expense Reimbursement (2)(3)	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.33%
Eaton Vance Short Duration Government Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.11%	[4]
Total Annual Fund Operating Expenses	0.82%
Eaton Vance Short Duration Government Income Fund | Class A
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.11%	[4]
Total Annual Fund Operating Expenses	0.82%
Eaton Vance Short Duration Government Income Fund | Class C
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.85%
Other Expenses(1)	0.11%	[4]
Total Annual Fund Operating Expenses	1.42%
Eaton Vance Short Duration Government Income Fund | Class I
Operating Expenses:
Management Fees	0.46%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.11%	[4]
Total Annual Fund Operating Expenses	0.57%

[1]	Includes interest expense, including on reverse repurchase agreements, of 0.03% for each Class.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares. This expense reimbursement will continue through February 28, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	“Expense Reimbursement” has been restated to reflect the fees as if the Fund’s expense reimbursement was in effect for the Fund’s full fiscal year ended October 31, 2020.
[4]	Includes interest expense, including on reverse repurchase agreements, of 0.02% for each Class.